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                                               | OMB Number:       3235-0006 |
                                               | Expires:  February 28, 1997
                                               | Estimated average           |
                                               |   burden hours per          |
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                                               |         SEC USE ONLY        |
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended JUNE 30, 1999.

If amended report check here: [ ]

HOLDEN, TOLBERT & COMPANY
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


120 E. Sheridan, Suite 105          OKLAHOMA CITY        OK           73104
--------------------------------------------------------------------------------
Business Address         (Street)       (City)         (State)        (Zip)


James H. Holden     405-235-3795       President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of OKLAHOMA CITY and State of OK on the 20th day of April, 1999.

                                      HOLDEN, TOLBERT & COMPANY
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                      /s/ James H. Holden
                                      ------------------------------------------
                                      (Manual Signature of Person Duly
                                      Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
  ------------------------------------    --------------------------------------
1.                                      6.
  ------------------------------------    --------------------------------------
2.                                      7.
  ------------------------------------    --------------------------------------
3.                                      8.
  ------------------------------------    --------------------------------------
4.                                      9.
  ------------------------------------    --------------------------------------
5.                                     10.
  ------------------------------------    --------------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:     912,741

                                    FORM 13F

              Name of Reporting Manager: HOLDEN, TOLBERT & COMPANY

                                                                                                                --------------------
                                                                                                                   (SEC USE ONLY)


------------------------------------------------------------------------------------------------------------------------------------
                 Item 1        Item 2     Item 3      Item 4        Item 5            Item 6            Item 7          Item 8
                                                                                                                    Voting Authority
                                                                               Investment Discretion                    (Shares)
                                                                           ----------------------------          -------------------
                                                                  Shares            (b) Shared
                                                                                       as
                               Title                   Fair         of               Defined   (c)    Managers  (a)    (b)      (c)
      Name of Issuer             of       CUSIP        Market    Principal    (a)       in    Shared    See    Sole  Shared    None
                               Class      Number       Value      Amount     Sole    Instr. V  Other  Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            common   002824-10-0     $ 342      7,600      7,600     0       0        0       0      0      7,600
Allstate Corp                  common   020002-10-1    26,100    725,000    725,000     0       0        0       0      0    725,000
American Express               common   025816-10-9   100,308    771,600    771,600     0       0        0       0      0    771,600
American International Grou    common   026874-10-7    94,478    780,807    780,807     0       0        0       0      0    780,807
BancOne                        common   06423A-10-3       318      5,687      5,687     0       0        0       0      0      5,687
BankAmerica                    common   06605F-10-2       287      3,937      3,937     0       0        0       0      0      3,937
Berkshire Hathaway "A"         common   084670-10-8    36,173        525        525     0       0        0       0      0        525
Berkshire Hathaway "B"         common   084670-20-7     1,008        450        450     0       0        0       0      0        450
Centerpoint Properties         common   151895-10-9    32,612    881,400    881,400     0       0        0       0      0    881,400
Chubb Corp                     common   171232-10-1     7,014    100,200    100,200     0       0        0       0      0    100,200
Citigroup, Inc                 common   172967-10-1    71,280  1,485,000  1,485,000     0       0        0       0      0  1,485,000
Cresent Operating              common   225756-10-5       210     30,060     30,060     0       0        0       0      0     30,060
Davis Real Esrarte Fund        common   239103-30-2       283     13,477     13,477     0       0        0       0      0     13,477
Donaldson Lufkin Jenrette      common   257661-10-8    25,500    425,000    425,000     0       0        0       0      0    425,000
Federal Home Loan Mtg Corp     common   313400-30-1    11,600    200,000    200,000     0       0        0       0      0    200,000
Federal National Mtg Corp      common   313586-10-9     8,990    132,200    132,200     0       0        0       0      0    132,200
General Electric               common   369604-10-3       271      2,400      2,400     0       0        0       0      0      2,400
Glaxco Holdings                common   37733W-10-5       219      3,850      3,850     0       0        0       0      0      3,850
Golden West Financial          common   381317-10-6    15,249    155,600    155,600     0       0        0       0      0    155,600
Harcourt General               common   411636-10-1    13,000    250,000    250,000     0       0        0       0      0    250,000
Hewlett Packard                common   428236-10-3    46,561    461,000    461,000     0       0        0       0      0    461,000
IBM                            common   459200-10-1    53,127    411,840    411,840     0       0        0       0      0    411,840
Martin Marietta Materials      common   573284-10-6    37,890    642,200    642,200     0       0        0       0      0    642,200
Mass Mutual Corp Investors     common   576292-10-6       221      9,630      9,630     0       0        0       0      0      9,630
McDonalds Corp                 common   580135-10-1    56,744  1,384,000  1,384,000     0       0        0       0      0  1,384,000
Merck                          common   589331-10-7       908     12,268     12,268     0       0        0       0      0     12,268
Morgan Stanley Dean Witter     common   617446-10-9    74,814    726,350    726,350     0       0        0       0      0    726,350
Novell, Inc                    common   670006-10-5     2,309     85,500     85,500     0       0        0       0      0     85,500
Oracle Corp                    common   68389X-10-5     1,850     50,000     50,000     0       0        0       0      0     50,000
Pall Corp                      common   696429-30-7       336     15,250     15,250     0       0        0       0      0     15,250
Progressive Corp Ohio          common   743315-10-3    23,592    162,700    162,700     0       0        0       0      0    162,700
SBC Corp                       common   783876-10-3       326      5,628      5,628     0       0        0       0      0      5,628
Twentieth Century Industrie    common   901272-20-3       939     49,400     49,400     0       0        0       0      0     49,400
US Bancorp                     common   319279-10-5    11,880    360,000    360,000     0       0        0       0      0    360,000
UBS AG                          ADR     90261R-10-5     3,000    200,000    200,000     0       0        0       0      0    200,000
Vodafone Airtouch               ADR     92857T-10-7    23,798    120,800    120,800     0       0        0       0      0    120,800
Waste Management               common   94106L-10-9     4,050     75,000     75,000     0       0        0       0      0     75,000
Wells Fargo & Co               common   949740-10-4   125,154  2,910,550  2,910,550     0       0        0       0      0  2,910,550
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                        $912,741
------------------------------------------------------------------------------------------------------------------------------------
